Reinsurance - Schedule of Effect of Reinsurance on Premiums Earned and Benefits Incurred (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Life insurance in- force
Direct earned premiums	$ 954.9	$ 1,021.7	$ 1,052.4
Premiums assumed	4.3	58.8	160.1
Premiums ceded	(953.7)	(900.2)	(165.0)
Net earned premiums	5.5	180.3	1,047.5
Direct policyholder benefits	853.1	1,242.7	964.5
Policyholder benefits assumed	13.4	41.1	165.5
Policyholder benefits ceded	(807.9)	(1,131.1)	(380.4)
Net policyholder benefits	58.6	152.7	749.6
Long Duration
Life insurance in- force
Direct earned premiums	198.0	213.7	209.4
Premiums assumed	3.6	4.6	8.4
Premiums ceded	(196.1)	(200.6)	(151.0)
Net earned premiums	5.5	17.7	66.8
Direct policyholder benefits	413.6	695.8	414.5
Policyholder benefits assumed	13.4	15.5	18.3
Policyholder benefits ceded	(372.3)	(672.2)	(373.6)
Net policyholder benefits	54.7	39.1	59.2
Short Duration
Life insurance in- force
Direct earned premiums	756.9	808.0	843.0
Premiums assumed	0.7	54.2	151.7
Premiums ceded	(757.6)	(699.6)	(14.0)
Net earned premiums	0.0	162.6	980.7
Direct policyholder benefits	439.5	546.9	550.0
Policyholder benefits assumed	0.0	25.6	147.2
Policyholder benefits ceded	(435.6)	(458.9)	(6.8)
Net policyholder benefits	$ 3.9	$ 113.6	$ 690.4